GMO Asset Allocation Bond Fund Investment Objectives and Goals - GMO Asset Allocation Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO ASSET ALLOCATION BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return in excess of that of its benchmark, the FTSE 3-Month Treasury Bill Index.